Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vesting period	4 years
Ordinary shares available for future grant	324,620
Issued shares of stock option plan	15,382,891
Total unrecognized compensation cost	$ 3,964	$ 3,560	$ 2,562
Minimum [Member]
Expiration period	6 years
Maximum [Member]
Expiration period	10 years
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 1.02	$ 1.32	$ 2.25
Total intrinsic value of options exercised	$ 6	$ 117	$ 5,519
RSU [Member]
Weighted average grant date fair value of options granted	$ 2.01	$ 2.56	$ 4.07
Weighted average period	1 year
Total unrecognized compensation cost	$ 4,396